Earnings Per Share (Details) - shares	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Share-Based Payment Arrangement, Option [Member]
Earnings Per Share (Details) [Line Items]
Number of share options excluded from computation of diluted earnings per equity share	184,600	703,708